Earnings Per Share of Common Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013
Basic earnings per share of common stock:
Net income attributable to PennyMac Financial Services, Inc common stockholders	$ 6,410	$ 5,197	$ 2,793	$ 14,400
Weighted-average common stock shares outstanding				17,311
Basic earnings per share of common stock (in dollars per share)	$ 0.33	$ 0.29	$ 0.22	$ 0.83
Diluted earnings per share of common stock:
Net income	6,410	5,197	2,793	14,400
Effect of net income attributable to noncontrolling interest, net of tax				47,838
Diluted net income attributable to common stockholders				$ 62,238
Weighted-average common stock outstanding				17,311
Dilutive shares:
PennyMac Class A common units exchangeable to common stock				58,553
Shares issuable under stock-based compensation plans (in shares)				28
Diluted weighted-average common stock shares outstanding				75,892
Diluted earnings per share of common stock (in dollars per share)	$ 0.32	$ 0.28	$ 0.22	$ 0.82